Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Reconciliation of Marketable Securities

	December 31, 2021	December 31, 2020
Balance – beginning of year	$3,120	$988
Additions	228	514
Reclassification of investment in Solaris	135,964	—
Change in fair value	101,218	1,618
Balance – end of year	$240,530	$3,120